Financial risk management - ECLs (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 4,680	€ 5,915
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Trade receivables	4,788	6,048
Impairment loss allowance
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 108	€ 133
Grade 1 to 4, Low Risk
Disclosure of detailed information about financial instruments [line items]
Weighted-average loss rate	0.20%	0.20%
Trade receivables	€ 1,684	€ 2,396
Grade 1 to 4, Low Risk | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,686	2,400
Grade 1 to 4, Low Risk | Impairment loss allowance
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 2	€ 4
Grade 5 to 7, Fair Risk
Disclosure of detailed information about financial instruments [line items]
Weighted-average loss rate	1.30%	1.30%
Trade receivables	€ 2,180	€ 3,090
Grade 5 to 7, Fair Risk | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Trade receivables	2,209	3,132
Grade 5 to 7, Fair Risk | Impairment loss allowance
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 29	€ 42
Grade 8 to 9, Substandard
Disclosure of detailed information about financial instruments [line items]
Weighted-average loss rate	7.00%	7.00%
Trade receivables	€ 815	€ 217
Grade 8 to 9, Substandard | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Trade receivables	876	233
Grade 8 to 9, Substandard | Impairment loss allowance
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 61	€ 16
Grade 10 Doubtful
Disclosure of detailed information about financial instruments [line items]
Weighted-average loss rate	25.00%	25.00%
Trade receivables	€ 1	€ 212
Grade 10 Doubtful | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Trade receivables	2	283
Grade 10 Doubtful | Impairment loss allowance
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 1	€ 71
Grade 11 Loss
Disclosure of detailed information about financial instruments [line items]
Weighted-average loss rate	100.00%	100.00%
Trade receivables	€ 0
Grade 11 Loss | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Trade receivables	15
Grade 11 Loss | Impairment loss allowance
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 15